Condensed Statements of Changes in Stockholders' Deficit - USD ($)		Common Stock [Member] Conduit Pharmaceuticals Ltd [Member]	Common Stock [Member] Conduit Pharmaceuticals Limited [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Retained Earnings [Member] Conduit Pharmaceuticals Ltd [Member]	Retained Earnings [Member] Conduit Pharmaceuticals Limited [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member] Conduit Pharmaceuticals Ltd [Member]	AOCI Attributable to Parent [Member] Conduit Pharmaceuticals Limited [Member]	Additional Paid-in Capital [Member]	Conduit Pharmaceuticals Ltd [Member]	Conduit Pharmaceuticals Limited [Member]	Common Class A [Member]	Total
Beginning balance, value at Dec. 31, 2020							$ (2,220,000)			$ (144,000)			$ (2,364,000)
Beginning balance, shares at Dec. 31, 2020			1,000
Foreign currency translation adjustment										79,000			79,000
Net income (loss)							(3,657,000)						(3,657,000)
Ending balance, value at Dec. 31, 2021					$ 331		(5,877,000)	$ (4,381)		(65,000)	$ 24,669		(5,942,000)		$ 20,619
Ending balance, shares at Dec. 31, 2021			1,000		3,306,250
Beginning balance, value at Oct. 18, 2021
Beginning balance, shares at Oct. 18, 2021
Net income (loss)								(4,381)							(4,381)
Sale of Private Placement Units, net of offering costs	[1],[2]				$ 331						24,669				25,000
Sale of private placement units, net of offering costs	[1],[2]				3,306,250
Ending balance, value at Dec. 31, 2021					$ 331		(5,877,000)	(4,381)		(65,000)	24,669		(5,942,000)		20,619
Ending balance, shares at Dec. 31, 2021			1,000		3,306,250
Foreign currency translation adjustment												$ 140,000
Net income (loss)								(253,536)				(307,000)			(253,536)
Sale of Private Placement Units, net of offering costs				$ 75							7,520,275				7,520,350
Sale of private placement units, net of offering costs				754,000
Remeasurement of Class A common stock subject to possible redemption								(2,818,567)			(29,462,487)				(32,281,054)
Proceeds allocated to Public Warrants, net of offering costs											21,917,543				21,917,543
Ending balance, value at Mar. 31, 2022				$ 75	$ 331			(3,076,484)							(3,076,078)
Ending balance, shares at Mar. 31, 2022				754,000	3,306,250
Beginning balance, value at Dec. 31, 2021					$ 331		(5,877,000)	(4,381)		(65,000)	24,669		(5,942,000)		20,619
Beginning balance, shares at Dec. 31, 2021			1,000		3,306,250
Foreign currency translation adjustment										753,000			753,000
Net income (loss)							(4,887,000)	398,639					(4,887,000)		398,639
Sale of Private Placement Units, net of offering costs				$ 75							7,520,275				7,520,350
Sale of private placement units, net of offering costs			1,000	754,000
Proceeds allocated to Public Warrants, net of offering costs											21,917,543				21,917,543
Remeasurement of Class A common stock subject to possible redemption upon IPO								(2,818,567)			(29,462,487)				(32,281,054)
Remeasurement of Class A shares to redemption value								(1,876,183)							(1,876,183)
Ending balance, value at Dec. 31, 2022				$ 75	$ 331	$ (10,764,000)	$ (10,764,000)	(4,300,492)	$ 675,000	$ 688,000		(10,089,000)	$ (10,076,000)		(4,300,086)
Ending balance, shares at Dec. 31, 2022		2,000	2,000	754,000	3,306,250
Foreign currency translation adjustment									(263,000)			(263,000)
Net income (loss)						(2,165,000)		120,269				(2,165,000)			120,269
Remeasurement of Class A common stock subject to possible redemption								(158,900)							(158,900)
Accrued excise tax on January 24, 2023 redemptions								(1,140,683)						$ 1,140,683	(1,140,683)
Remeasurement of Class A shares to redemption value														$ (114,068,280)	(114,068,280)	[3]
Ending balance, value at Mar. 31, 2023				$ 75	$ 331	$ (12,929,000)		$ (5,479,806)	$ 412,000			$ (12,517,000)			$ (5,479,400)
Ending balance, shares at Mar. 31, 2023		2,000		754,000	3,306,250

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).
[3]	As of March 31, 2023, $236,350 of cash was still in the Trust account from funds that were returned and are awaiting redistribution, which were paid in April 2023.